Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance	$ 4,200	$ 2,577	$ 1,819
Additions for prior tax positions	0	333	0
Additions for current tax positions	1,498	1,290	758
Balance	$ 5,698	$ 4,200	$ 2,577